Acquisitions and divestitures - (Details 2) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Aug. 13, 2024	Dec. 31, 2023	Dec. 31, 2022
Identifiable assets acquired
Cash and cash equivalents	$ 7,372	$ 4,953		$ 3,609	$ 4,736
Property, plant, and equipment	$ 43,625	$ 39,984		$ 48,396
Alianca Energia [Member]
Identifiable assets acquired
Cash and cash equivalents			$ 95
Intangibles			828
Property, plant, and equipment			573
Other			40
Total Identifiable assets acquired			1,536
Liabilities assumed
Loans and borrowings			245
Deferred income taxes			312
Other			140
Total Liabilities assumed			697
Net assets acquired			839
Consideration transferred for acquisition of the 45% equity interest held by Cemig GT			493
Fair value of the 55% stake previously held by Vale			603
Total [A]			1,096
Fair value of net assets acquired			1,096
(-) Deferred tax liability on the difference between the fair value and the book value of net assets			(257)
Total net assets [B]			839
Goodwill [A-B]			$ 257